Capitalized Commission Assets (Tables)	12 Months Ended
Feb. 28, 2021
Capitalized Commission Assets [Abstract]
Schedule of capitalized commission assets
	2021			2020
Figures in Rand thousands	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value

Capitalized sales commissions	346,861	(145,786)	201,075	245,718	(101,169)	144,549
Total	346,861	(145,786)	201,075	245,718	(101,169)	144,549

Schedule of reconciliation of the carrying value of capitalized sales commissions
Figures in Rand thousands	Opening balance	Additions	Translation adjustments	Amortization	Closing balance
	Figures in Rand thousands
2021
Capitalized sales commissions	144,549	95,999	7,484	(46,957)	201,075
Figures in Rand thousands	Opening balance	Additions	Translation adjustments	Amortization	Closing balance
	Figures in Rand thousands
2020
Capitalized sales commissions	108,547	64,437	2,827	(31,262)	144,549